Shareholder Report		12 Months Ended
	Nov. 01, 2024	Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS INTERNATIONAL FUND, INC.
Entity Central Index Key		0000088053
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000016574
Shareholder Report [Line Items]
Fund Name		DWS Latin America Equity Fund
Class Name		Class A
Trading Symbol		SLANX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Latin America Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$165	1.43%

Gross expense ratio as of the latest prospectus: 1.62%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 165
Expense Ratio, Percent		1.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 30.08% (unadjusted for sales charges) for the period ended October 31, 2025. The MSCI Emerging Markets Latin America Index, returned 28.12% for the same period.

Against the backdrop of a strong 12 months for Latin American equities, the Fund outperformed the MSCI Emerging Markets Latin America Index by a comfortable margin. The region’s equities recovered after bottoming in December of 2024, as fears subsided over fiscal discipline in Brazil and institutional stability in Mexico. Latin American markets also benefited from a weakening “US exceptionalism” narrative and declining dollar resulting from President Trump’s inconsistent approach to global trade. Brazilian equities rallied as peaking monetary policy rates, attractive valuations, and optimism about a potential shift in fiscal policy with the 2026 presidential election drew foreign fund flows into the market. In Mexico, President Sheinbaum’s strategic diplomacy has been broadly constructive in maintaining a positive tone in the country’s relationship with the US in the lead up to next year’s re-negotiation of the North American trade framework. Regional sentiment was also supported by the continued success of President Milei’s reforms in Argentina.

On a country basis, the Fund’s strong relative performance was primarily driven by stock selection in Brazil, followed by Mexico and Chile. In terms of sector allocation, performance benefited from an underweight to consumer staples as the Brazilian and Mexican economies slowed in the second half of the period. An overweight to utilities also proved additive as returns for the sector benefited from strong profits and attractive valuations. Positive contributions from stock selection were led by holdings within financials, consumer staples, real estate and energy. On the downside, off-benchmark exposure to Argentina and stock selection within the health care sector weighed on performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI Emerging Markets Latin America Index
'15	$9,425	$10,000
'15	$9,100	$9,581
'15	$8,675	$9,171
'16	$8,416	$8,749
'16	$8,818	$9,078
'16	$10,467	$10,926
'16	$11,063	$11,578
'16	$10,296	$10,325
'16	$11,752	$11,507
'16	$12,442	$12,141
'16	$12,398	$12,225
'16	$12,535	$12,125
'16	$13,274	$13,328
'16	$11,427	$11,914
'16	$11,452	$12,017
'17	$12,416	$12,931
'17	$12,629	$13,393
'17	$12,859	$13,467
'17	$13,078	$13,467
'17	$12,646	$13,147
'17	$12,271	$13,233
'17	$13,201	$14,329
'17	$14,165	$14,991
'17	$14,821	$15,228
'17	$14,463	$14,680
'17	$13,896	$14,238
'17	$15,133	$14,871
'18	$16,355	$16,827
'18	$16,028	$16,219
'18	$15,694	$16,064
'18	$15,419	$15,860
'18	$13,723	$13,630
'18	$12,793	$13,213
'18	$13,934	$14,431
'18	$12,653	$13,223
'18	$12,968	$13,843
'18	$14,694	$14,322
'18	$14,647	$14,008
'18	$14,706	$13,893
'19	$16,970	$15,970
'19	$16,426	$15,374
'19	$16,174	$14,984
'19	$16,905	$15,048
'19	$16,706	$14,742
'19	$17,829	$15,650
'19	$19,602	$15,669
'19	$17,958	$14,394
'19	$17,636	$14,771
'19	$18,239	$15,429
'19	$17,672	$14,792
'19	$19,935	$16,320
'20	$19,584	$15,405
'20	$17,718	$13,547
'20	$11,459	$8,875
'20	$12,284	$9,434
'20	$13,325	$10,043
'20	$14,326	$10,570
'20	$15,782	$11,727
'20	$15,267	$10,999
'20	$14,753	$10,435
'20	$15,080	$10,316
'20	$17,911	$12,572
'20	$20,076	$14,068
'21	$18,877	$13,122
'21	$18,800	$12,730
'21	$19,040	$13,319
'21	$19,988	$13,812
'21	$21,427	$14,915
'21	$22,310	$15,319
'21	$21,158	$14,695
'21	$21,363	$14,819
'21	$19,175	$13,287
'21	$17,788	$12,579
'21	$17,361	$12,204
'21	$18,259	$12,929
'22	$19,833	$13,883
'22	$20,328	$14,554
'22	$22,767	$16,454
'22	$19,987	$14,318
'22	$21,059	$15,489
'22	$17,515	$12,856
'22	$18,446	$13,403
'22	$19,451	$13,768
'22	$18,788	$13,319
'22	$21,219	$14,606
'22	$20,750	$14,676
'22	$19,732	$14,083
'23	$21,503	$15,473
'23	$20,198	$14,514
'23	$20,370	$14,636
'23	$20,894	$15,030
'23	$21,174	$14,901
'23	$23,512	$16,692
'23	$24,645	$17,551
'23	$22,952	$16,273
'23	$22,336	$15,899
'23	$21,432	$15,140
'23	$24,444	$17,259
'23	$26,278	$18,689
'24	$25,013	$17,793
'24	$24,820	$17,764
'24	$25,257	$17,949
'24	$23,718	$17,320
'24	$23,000	$16,776
'24	$21,342	$15,759
'24	$21,579	$15,922
'24	$22,267	$16,331
'24	$22,127	$16,349
'24	$21,061	$15,508
'24	$19,840	$14,654
'24	$18,803	$13,759
'25	$20,529	$15,068
'25	$20,342	$14,792
'25	$21,540	$15,507
'25	$23,111	$16,579
'25	$24,106	$16,843
'25	$25,296	$17,867
'25	$24,021	$17,073
'25	$25,638	$18,477
'25	$27,077	$19,686
'25	$27,395	$19,868

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	30.08%	12.68%	11.26%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	22.60%	11.36%	10.60%
MSCI Emerging Markets Latin America Index	28.12%	14.01%	7.11%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Nov. 01, 2024
AssetsNet		$ 304,111,497
Holdings Count | Holding		69
Advisory Fees Paid, Amount		$ 2,482,872
InvestmentCompanyPortfolioTurnover		120.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	304,111,497
Number of Portfolio Holdings	69
Portfolio Turnover Rate (%)	120
Total Net Advisory Fees Paid ($)	2,482,872

Holdings [Text Block]
Asset Type	% of Net Assets
Equity Securities	95%
Cash and Other Assets and Liabilities, Net	5%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	26%
Materials	17%
Utilities	13%
Industrials	11%
Energy	8%
Real Estate	7%
Consumer Discretionary	4%
Consumer Staples	4%
Health Care	3%
Communication Services	1%
Information Technology	1%

Geographical Diversification

Country	% of Net Assets
Brazil	62%
Mexico	22%
Chile	6%
Peru	2%
United States	1%
Colombia	1%
Argentina	1%
Luxembourg	0%
Panama	0%

Ten Largest Equity Holdings

Holdings	39.3% of Net Assets
Petroleo Brasileiro SA - Petrobras (Brazil)	5.3%
Banco Bradesco SA (Brazil)	5.0%
Centrais Eletricas Brasileiras SA (Brazil)	4.7%
Grupo Mexico SAB de CV (Mexico)	4.5%
Vale SA (Brazil)	3.8%
Itaú Unibanco Holding SA (Brazil)	3.3%
Grupo Financiero Banorte SAB de CV (Mexico)	3.3%
Fibra Uno Administracion SA de CV (Mexico)	3.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Brazil)	3.2%
NU Holdings Ltd. (Brazil)	3.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.43% to 1.39%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.43% to 1.39%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016577
Shareholder Report [Line Items]
Fund Name		DWS Latin America Equity Fund
Class Name		Class C
Trading Symbol		SLAPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Latin America Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$250	2.18%

Gross expense ratio as of the latest prospectus: 2.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 250
Expense Ratio, Percent		2.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 29.09% (unadjusted for sales charges) for the period ended October 31, 2025. The MSCI Emerging Markets Latin America Index, returned 28.12% for the same period.

Against the backdrop of a strong 12 months for Latin American equities, the Fund outperformed the MSCI Emerging Markets Latin America Index by a comfortable margin. The region’s equities recovered after bottoming in December of 2024, as fears subsided over fiscal discipline in Brazil and institutional stability in Mexico. Latin American markets also benefited from a weakening “US exceptionalism” narrative and declining dollar resulting from President Trump’s inconsistent approach to global trade. Brazilian equities rallied as peaking monetary policy rates, attractive valuations, and optimism about a potential shift in fiscal policy with the 2026 presidential election drew foreign fund flows into the market. In Mexico, President Sheinbaum’s strategic diplomacy has been broadly constructive in maintaining a positive tone in the country’s relationship with the US in the lead up to next year’s re-negotiation of the North American trade framework. Regional sentiment was also supported by the continued success of President Milei’s reforms in Argentina.

On a country basis, the Fund’s strong relative performance was primarily driven by stock selection in Brazil, followed by Mexico and Chile. In terms of sector allocation, performance benefited from an underweight to consumer staples as the Brazilian and Mexican economies slowed in the second half of the period. An overweight to utilities also proved additive as returns for the sector benefited from strong profits and attractive valuations. Positive contributions from stock selection were led by holdings within financials, consumer staples, real estate and energy. On the downside, off-benchmark exposure to Argentina and stock selection within the health care sector weighed on performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI Emerging Markets Latin America Index
'15	$10,000	$10,000
'15	$9,655	$9,581
'15	$9,199	$9,171
'16	$8,916	$8,749
'16	$9,335	$9,078
'16	$11,072	$10,926
'16	$11,701	$11,578
'16	$10,881	$10,325
'16	$12,409	$11,507
'16	$13,130	$12,141
'16	$13,075	$12,225
'16	$13,210	$12,125
'16	$13,986	$13,328
'16	$12,033	$11,914
'16	$12,052	$12,017
'17	$13,058	$12,931
'17	$13,276	$13,393
'17	$13,506	$13,467
'17	$13,730	$13,467
'17	$13,264	$13,147
'17	$12,866	$13,233
'17	$13,829	$14,329
'17	$14,830	$14,991
'17	$15,507	$15,228
'17	$15,122	$14,680
'17	$14,519	$14,238
'17	$15,807	$14,871
'18	$17,068	$16,827
'18	$16,721	$16,219
'18	$16,360	$16,064
'18	$16,071	$15,860
'18	$14,288	$13,630
'18	$13,316	$13,213
'18	$14,488	$14,431
'18	$13,149	$13,223
'18	$13,471	$13,843
'18	$15,253	$14,322
'18	$15,196	$14,008
'18	$15,247	$13,893
'19	$17,583	$15,970
'19	$17,004	$15,374
'19	$16,740	$14,984
'19	$17,487	$15,048
'19	$17,268	$14,742
'19	$18,420	$15,650
'19	$20,235	$15,669
'19	$18,529	$14,394
'19	$18,182	$14,771
'19	$18,793	$15,429
'19	$18,195	$14,792
'19	$20,518	$16,320
'20	$20,145	$15,405
'20	$18,208	$13,547
'20	$11,772	$8,875
'20	$12,608	$9,434
'20	$13,670	$10,043
'20	$14,687	$10,570
'20	$16,174	$11,727
'20	$15,633	$10,999
'20	$15,099	$10,435
'20	$15,427	$10,316
'20	$18,311	$12,572
'20	$20,512	$14,068
'21	$19,276	$13,122
'21	$19,186	$12,730
'21	$19,418	$13,319
'21	$20,370	$13,812
'21	$21,831	$14,915
'21	$22,713	$15,319
'21	$21,522	$14,695
'21	$21,715	$14,819
'21	$19,482	$13,287
'21	$18,060	$12,579
'21	$17,616	$12,204
'21	$18,516	$12,929
'22	$20,101	$13,883
'22	$20,587	$14,554
'22	$23,048	$16,454
'22	$20,219	$14,318
'22	$21,287	$15,489
'22	$17,691	$12,856
'22	$18,620	$13,403
'22	$19,629	$13,768
'22	$18,944	$13,319
'22	$21,383	$14,606
'22	$20,896	$14,676
'22	$19,863	$14,083
'23	$21,632	$15,473
'23	$20,301	$14,514
'23	$20,465	$14,636
'23	$20,974	$15,030
'23	$21,248	$14,901
'23	$23,574	$16,692
'23	$24,701	$17,551
'23	$22,986	$16,273
'23	$22,360	$15,899
'23	$21,436	$15,140
'23	$24,435	$17,259
'23	$26,254	$18,689
'24	$24,980	$17,793
'24	$24,763	$17,764
'24	$25,188	$17,949
'24	$23,633	$17,320
'24	$22,911	$16,776
'24	$21,236	$15,759
'24	$21,460	$15,922
'24	$22,134	$16,331
'24	$21,981	$16,349
'24	$20,907	$15,508
'24	$19,681	$14,654
'24	$18,647	$13,759
'25	$20,344	$15,068
'25	$20,143	$14,792
'25	$21,322	$15,507
'25	$22,860	$16,579
'25	$23,829	$16,843
'25	$24,991	$17,867
'25	$23,712	$17,073
'25	$25,292	$18,477
'25	$26,696	$19,686
'25	$26,989	$19,868

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	29.09%	11.84%	10.44%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	28.09%	11.84%	10.44%
MSCI Emerging Markets Latin America Index	28.12%	14.01%	7.11%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Nov. 01, 2024
AssetsNet		$ 304,111,497
Holdings Count | Holding		69
Advisory Fees Paid, Amount		$ 2,482,872
InvestmentCompanyPortfolioTurnover		120.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	304,111,497
Number of Portfolio Holdings	69
Portfolio Turnover Rate (%)	120
Total Net Advisory Fees Paid ($)	2,482,872

Holdings [Text Block]
Asset Type	% of Net Assets
Equity Securities	95%
Cash and Other Assets and Liabilities, Net	5%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	26%
Materials	17%
Utilities	13%
Industrials	11%
Energy	8%
Real Estate	7%
Consumer Discretionary	4%
Consumer Staples	4%
Health Care	3%
Communication Services	1%
Information Technology	1%

Geographical Diversification

Country	% of Net Assets
Brazil	62%
Mexico	22%
Chile	6%
Peru	2%
United States	1%
Colombia	1%
Argentina	1%
Luxembourg	0%
Panama	0%

Ten Largest Equity Holdings

Holdings	39.3% of Net Assets
Petroleo Brasileiro SA - Petrobras (Brazil)	5.3%
Banco Bradesco SA (Brazil)	5.0%
Centrais Eletricas Brasileiras SA (Brazil)	4.7%
Grupo Mexico SAB de CV (Mexico)	4.5%
Vale SA (Brazil)	3.8%
Itaú Unibanco Holding SA (Brazil)	3.3%
Grupo Financiero Banorte SAB de CV (Mexico)	3.3%
Fibra Uno Administracion SA de CV (Mexico)	3.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Brazil)	3.2%
NU Holdings Ltd. (Brazil)	3.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 2.18% to 2.14%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 2.18% to 2.14%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016579
Shareholder Report [Line Items]
Fund Name		DWS Latin America Equity Fund
Class Name		Class S
Trading Symbol		SLAFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Latin America Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$136	1.18%

Gross expense ratio as of the latest prospectus: 1.33%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 136
Expense Ratio, Percent		1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 30.36% for the period ended October 31, 2025. The MSCI Emerging Markets Latin America Index, returned 28.12% for the same period.

Against the backdrop of a strong 12 months for Latin American equities, the Fund outperformed the MSCI Emerging Markets Latin America Index by a comfortable margin. The region’s equities recovered after bottoming in December of 2024, as fears subsided over fiscal discipline in Brazil and institutional stability in Mexico. Latin American markets also benefited from a weakening “US exceptionalism” narrative and declining dollar resulting from President Trump’s inconsistent approach to global trade. Brazilian equities rallied as peaking monetary policy rates, attractive valuations, and optimism about a potential shift in fiscal policy with the 2026 presidential election drew foreign fund flows into the market. In Mexico, President Sheinbaum’s strategic diplomacy has been broadly constructive in maintaining a positive tone in the country’s relationship with the US in the lead up to next year’s re-negotiation of the North American trade framework. Regional sentiment was also supported by the continued success of President Milei’s reforms in Argentina.

On a country basis, the Fund’s strong relative performance was primarily driven by stock selection in Brazil, followed by Mexico and Chile. In terms of sector allocation, performance benefited from an underweight to consumer staples as the Brazilian and Mexican economies slowed in the second half of the period. An overweight to utilities also proved additive as returns for the sector benefited from strong profits and attractive valuations. Positive contributions from stock selection were led by holdings within financials, consumer staples, real estate and energy. On the downside, off-benchmark exposure to Argentina and stock selection within the health care sector weighed on performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI Emerging Markets Latin America Index
'15	$10,000	$10,000
'15	$9,660	$9,581
'15	$9,214	$9,171
'16	$8,938	$8,749
'16	$9,367	$9,078
'16	$11,120	$10,926
'16	$11,754	$11,578
'16	$10,944	$10,325
'16	$12,487	$11,507
'16	$13,226	$12,141
'16	$13,185	$12,225
'16	$13,331	$12,125
'16	$14,123	$13,328
'16	$12,164	$11,914
'16	$12,193	$12,017
'17	$13,221	$12,931
'17	$13,448	$13,393
'17	$13,693	$13,467
'17	$13,932	$13,467
'17	$13,478	$13,147
'17	$13,077	$13,233
'17	$14,075	$14,329
'17	$15,103	$14,991
'17	$15,803	$15,228
'17	$15,426	$14,680
'17	$14,823	$14,238
'17	$16,151	$14,871
'18	$17,458	$16,827
'18	$17,108	$16,219
'18	$16,758	$16,064
'18	$16,470	$15,860
'18	$14,663	$13,630
'18	$13,675	$13,213
'18	$14,888	$14,431
'18	$13,525	$13,223
'18	$13,869	$13,843
'18	$15,714	$14,322
'18	$15,664	$14,008
'18	$15,732	$13,893
'19	$18,159	$15,970
'19	$17,577	$15,374
'19	$17,314	$14,984
'19	$18,102	$15,048
'19	$17,890	$14,742
'19	$19,103	$15,650
'19	$21,004	$15,669
'19	$19,247	$14,394
'19	$18,903	$14,771
'19	$19,553	$15,429
'19	$18,946	$14,792
'19	$21,383	$16,320
'20	$21,013	$15,405
'20	$19,010	$13,547
'20	$12,300	$8,875
'20	$13,183	$9,434
'20	$14,309	$10,043
'20	$15,386	$10,570
'20	$16,951	$11,727
'20	$16,406	$10,999
'20	$15,849	$10,435
'20	$16,206	$10,316
'20	$19,248	$12,572
'20	$21,583	$14,068
'21	$20,300	$13,122
'21	$20,218	$12,730
'21	$20,481	$13,319
'21	$21,508	$13,812
'21	$23,060	$14,915
'21	$24,012	$15,319
'21	$22,779	$14,695
'21	$23,004	$14,819
'21	$20,650	$13,287
'21	$19,161	$12,579
'21	$18,710	$12,204
'21	$19,682	$12,929
'22	$21,384	$13,883
'22	$21,915	$14,554
'22	$24,552	$16,454
'22	$21,564	$14,318
'22	$22,720	$15,489
'22	$18,899	$12,856
'22	$19,904	$13,403
'22	$21,003	$13,768
'22	$20,285	$13,319
'22	$22,914	$14,606
'22	$22,411	$14,676
'22	$21,317	$14,083
'23	$23,238	$15,473
'23	$21,834	$14,514
'23	$22,027	$14,636
'23	$22,590	$15,030
'23	$22,906	$14,901
'23	$25,436	$16,692
'23	$26,670	$17,551
'23	$24,834	$16,273
'23	$24,179	$15,899
'23	$23,199	$15,140
'23	$26,469	$17,259
'23	$28,464	$18,689
'24	$27,099	$17,793
'24	$26,892	$17,764
'24	$27,379	$17,949
'24	$25,711	$17,320
'24	$24,938	$16,776
'24	$23,143	$15,759
'24	$23,406	$15,922
'24	$24,156	$16,331
'24	$24,012	$16,349
'24	$22,863	$15,508
'24	$21,539	$14,654
'24	$20,416	$13,759
'25	$22,299	$15,068
'25	$22,097	$14,792
'25	$23,408	$15,507
'25	$25,114	$16,579
'25	$26,199	$16,843
'25	$27,501	$17,867
'25	$26,123	$17,073
'25	$27,888	$18,477
'25	$29,460	$19,686
'25	$29,804	$19,868

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	30.36%	12.96%	11.54%
MSCI Emerging Markets Latin America Index	28.12%	14.01%	7.11%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Nov. 01, 2024
AssetsNet		$ 304,111,497
Holdings Count | Holding		69
Advisory Fees Paid, Amount		$ 2,482,872
InvestmentCompanyPortfolioTurnover		120.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	304,111,497
Number of Portfolio Holdings	69
Portfolio Turnover Rate (%)	120
Total Net Advisory Fees Paid ($)	2,482,872

Holdings [Text Block]
Asset Type	% of Net Assets
Equity Securities	95%
Cash and Other Assets and Liabilities, Net	5%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	26%
Materials	17%
Utilities	13%
Industrials	11%
Energy	8%
Real Estate	7%
Consumer Discretionary	4%
Consumer Staples	4%
Health Care	3%
Communication Services	1%
Information Technology	1%

Geographical Diversification

Country	% of Net Assets
Brazil	62%
Mexico	22%
Chile	6%
Peru	2%
United States	1%
Colombia	1%
Argentina	1%
Luxembourg	0%
Panama	0%

Ten Largest Equity Holdings

Holdings	39.3% of Net Assets
Petroleo Brasileiro SA - Petrobras (Brazil)	5.3%
Banco Bradesco SA (Brazil)	5.0%
Centrais Eletricas Brasileiras SA (Brazil)	4.7%
Grupo Mexico SAB de CV (Mexico)	4.5%
Vale SA (Brazil)	3.8%
Itaú Unibanco Holding SA (Brazil)	3.3%
Grupo Financiero Banorte SAB de CV (Mexico)	3.3%
Fibra Uno Administracion SA de CV (Mexico)	3.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Brazil)	3.2%
NU Holdings Ltd. (Brazil)	3.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 1.18% to 1.14%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 1.18% to 1.14%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000152125
Shareholder Report [Line Items]
Fund Name		DWS Latin America Equity Fund
Class Name		Institutional Class
Trading Symbol		SLARX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Latin America Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$136	1.18%

Gross expense ratio as of the latest prospectus: 1.33%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 136
Expense Ratio, Percent		1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 30.39% for the period ended October 31, 2025. The MSCI Emerging Markets Latin America Index, returned 28.12% for the same period.

Against the backdrop of a strong 12 months for Latin American equities, the Fund outperformed the MSCI Emerging Markets Latin America Index by a comfortable margin. The region’s equities recovered after bottoming in December of 2024, as fears subsided over fiscal discipline in Brazil and institutional stability in Mexico. Latin American markets also benefited from a weakening “US exceptionalism” narrative and declining dollar resulting from President Trump’s inconsistent approach to global trade. Brazilian equities rallied as peaking monetary policy rates, attractive valuations, and optimism about a potential shift in fiscal policy with the 2026 presidential election drew foreign fund flows into the market. In Mexico, President Sheinbaum’s strategic diplomacy has been broadly constructive in maintaining a positive tone in the country’s relationship with the US in the lead up to next year’s re-negotiation of the North American trade framework. Regional sentiment was also supported by the continued success of President Milei’s reforms in Argentina.

On a country basis, the Fund’s strong relative performance was primarily driven by stock selection in Brazil, followed by Mexico and Chile. In terms of sector allocation, performance benefited from an underweight to consumer staples as the Brazilian and Mexican economies slowed in the second half of the period. An overweight to utilities also proved additive as returns for the sector benefited from strong profits and attractive valuations. Positive contributions from stock selection were led by holdings within financials, consumer staples, real estate and energy. On the downside, off-benchmark exposure to Argentina and stock selection within the health care sector weighed on performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	MSCI Emerging Markets Latin America Index
'15	$1,000,000	$1,000,000
'15	$966,002	$958,097
'15	$920,868	$917,071
'16	$893,318	$874,885
'16	$936,108	$907,801
'16	$1,111,372	$1,092,637
'16	$1,175,264	$1,157,801
'16	$1,093,787	$1,032,478
'16	$1,248,535	$1,150,655
'16	$1,322,392	$1,214,125
'16	$1,317,702	$1,222,491
'16	$1,332,943	$1,212,465
'16	$1,412,075	$1,332,779
'16	$1,215,709	$1,191,403
'16	$1,218,547	$1,201,738
'17	$1,321,287	$1,293,148
'17	$1,344,583	$1,339,294
'17	$1,369,073	$1,346,698
'17	$1,392,966	$1,346,651
'17	$1,346,972	$1,314,706
'17	$1,307,548	$1,323,322
'17	$1,406,705	$1,432,906
'17	$1,510,042	$1,499,125
'17	$1,579,929	$1,522,774
'17	$1,542,298	$1,467,950
'17	$1,482,565	$1,423,806
'17	$1,614,802	$1,487,080
'18	$1,745,411	$1,682,669
'18	$1,711,040	$1,621,911
'18	$1,676,044	$1,606,411
'18	$1,646,673	$1,586,028
'18	$1,466,070	$1,363,020
'18	$1,366,707	$1,321,254
'18	$1,488,567	$1,443,115
'18	$1,352,334	$1,322,276
'18	$1,386,705	$1,384,330
'18	$1,571,057	$1,432,230
'18	$1,566,058	$1,400,810
'18	$1,572,932	$1,389,314
'19	$1,815,402	$1,596,963
'19	$1,757,284	$1,537,381
'19	$1,731,038	$1,498,419
'19	$1,809,778	$1,504,834
'19	$1,789,155	$1,474,188
'19	$1,909,766	$1,564,960
'19	$2,099,742	$1,566,873
'19	$1,924,139	$1,439,431
'19	$1,889,768	$1,477,146
'19	$1,955,385	$1,542,901
'19	$1,894,143	$1,479,195
'19	$2,137,630	$1,631,954
'20	$2,100,721	$1,540,502
'20	$1,900,533	$1,354,660
'20	$1,229,904	$887,518
'20	$1,318,112	$943,439
'20	$1,430,717	$1,004,250
'20	$1,538,318	$1,057,031
'20	$1,694,715	$1,172,728
'20	$1,640,289	$1,099,913
'20	$1,585,237	$1,043,455
'20	$1,620,896	$1,031,628
'20	$1,924,931	$1,257,189
'20	$2,158,275	$1,406,810
'21	$2,030,029	$1,312,238
'21	$2,021,897	$1,273,041
'21	$2,048,171	$1,331,944
'21	$2,150,142	$1,381,155
'21	$2,305,913	$1,491,529
'21	$2,401,002	$1,531,872
'21	$2,277,762	$1,469,499
'21	$2,300,283	$1,481,861
'21	$2,065,062	$1,328,687
'21	$1,916,173	$1,257,878
'21	$1,870,505	$1,220,441
'21	$1,967,665	$1,292,942
'22	$2,137,799	$1,388,300
'22	$2,191,638	$1,455,368
'22	$2,455,094	$1,645,437
'22	$2,155,745	$1,431,835
'22	$2,271,321	$1,548,922
'22	$1,889,418	$1,285,558
'22	$1,990,636	$1,340,340
'22	$2,099,752	$1,376,794
'22	$2,028,683	$1,331,933
'22	$2,291,421	$1,460,617
'22	$2,241,171	$1,467,613
'22	$2,132,019	$1,408,311
'23	$2,323,947	$1,547,343
'23	$2,182,891	$1,451,382
'23	$2,202,932	$1,463,613
'23	$2,259,200	$1,502,966
'23	$2,290,032	$1,490,134
'23	$2,542,853	$1,669,164
'23	$2,666,951	$1,755,095
'23	$2,483,501	$1,627,326
'23	$2,417,984	$1,589,893
'23	$2,320,093	$1,514,001
'23	$2,646,910	$1,725,898
'23	$2,846,260	$1,868,942
'24	$2,709,927	$1,779,269
'24	$2,689,198	$1,776,351
'24	$2,737,831	$1,794,928
'24	$2,570,404	$1,732,012
'24	$2,493,866	$1,677,613
'24	$2,314,480	$1,575,883
'24	$2,339,993	$1,592,183
'24	$2,414,936	$1,633,089
'24	$2,401,383	$1,634,930
'24	$2,285,778	$1,550,814
'24	$2,153,431	$1,465,397
'24	$2,041,249	$1,375,921
'25	$2,229,414	$1,506,782
'25	$2,209,253	$1,479,229
'25	$2,340,297	$1,550,706
'25	$2,511,661	$1,657,880
'25	$2,620,023	$1,684,320
'25	$2,750,226	$1,786,700
'25	$2,611,623	$1,707,349
'25	$2,788,027	$1,847,695
'25	$2,945,111	$1,968,639
'25	$2,980,392	$1,986,848

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	30.39%	12.95%	11.54%
MSCI Emerging Markets Latin America Index	28.12%	14.01%	7.11%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Nov. 01, 2024
AssetsNet		$ 304,111,497
Holdings Count | Holding		69
Advisory Fees Paid, Amount		$ 2,482,872
InvestmentCompanyPortfolioTurnover		120.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	304,111,497
Number of Portfolio Holdings	69
Portfolio Turnover Rate (%)	120
Total Net Advisory Fees Paid ($)	2,482,872

Holdings [Text Block]
Asset Type	% of Net Assets
Equity Securities	95%
Cash and Other Assets and Liabilities, Net	5%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	26%
Materials	17%
Utilities	13%
Industrials	11%
Energy	8%
Real Estate	7%
Consumer Discretionary	4%
Consumer Staples	4%
Health Care	3%
Communication Services	1%
Information Technology	1%

Geographical Diversification

Country	% of Net Assets
Brazil	62%
Mexico	22%
Chile	6%
Peru	2%
United States	1%
Colombia	1%
Argentina	1%
Luxembourg	0%
Panama	0%

Ten Largest Equity Holdings

Holdings	39.3% of Net Assets
Petroleo Brasileiro SA - Petrobras (Brazil)	5.3%
Banco Bradesco SA (Brazil)	5.0%
Centrais Eletricas Brasileiras SA (Brazil)	4.7%
Grupo Mexico SAB de CV (Mexico)	4.5%
Vale SA (Brazil)	3.8%
Itaú Unibanco Holding SA (Brazil)	3.3%
Grupo Financiero Banorte SAB de CV (Mexico)	3.3%
Fibra Uno Administracion SA de CV (Mexico)	3.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Brazil)	3.2%
NU Holdings Ltd. (Brazil)	3.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 1.18% to 1.14%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 1.18% to 1.14%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.